PRIVATE PLACEMENT (Details)			11 Months Ended
	Aug. 30, 2018 USD ($) $ / shares shares	Aug. 23, 2018 USD ($) $ / shares shares	Feb. 28, 2019 USD ($)
Proceeds from Issuance of Private Placement			$ 3,588,130
Private warrant
Number of warrants per unit	1
Warrant exercise price | $ / shares	$ 11.50
Warrant [Member]
Proceeds from Issuance of Private Placement	$ 350,630
Number of warrants per unit	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		1
Warrant exercise price | $ / shares	$ 11.50	$ 11.50
Private Placement
Sale of Stock, Number of Shares Issued in Transaction | shares	35,063	323,750
Sale of Stock, Price Per Share | $ / shares	$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement	$ 350,630	$ 3,237,500
Private Placement | Sponsor
Sale of Stock, Number of Shares Issued in Transaction | shares	33,000	310,000
Private Placement | Underwriter [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares	2,063	13,750
Private share
Number of shares per unit	1
Common Stock [Member]
Number of shares per unit	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Common Stock [Member] | Private warrant
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1